RELATED PARTY TRANSACTIONS - Will Gray (Details) - USD ($)				9 Months Ended		12 Months Ended
	Dec. 22, 2023	Apr. 19, 2023	Mar. 29, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Proceeds from related party				$ 227,500	$ 322,705	$ 360,000	$ 242,577
Related party | Will Gray
RELATED PARTY TRANSACTIONS
Proceeds from related party	$ 90,000	$ 35,000	$ 45,000